UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22538

Advisers Investment Trust

(Exact name of registrant as specified in charter)

690 Taylor Road, Suite 210, Gahanna, Ohio 43230

(Address of principal executive offices)                  (Zip code)

Foreside Management Services, LLC, 690 Taylor Road, Suite 210, Gahanna, Ohio 43230

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 416-8833

Date of fiscal year end: September 30th

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

ADVISERS INVESTMENT TRUST INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND SCHEDULE OF INVESTMENTS June 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.0%
Automobiles & Components	1.6%
Harley-Davidson Inc.		578,779	$31,265,642
Beverages	3.3%
Molson Coors Brewing Co. - Class B		744,035	64,239,982
Chemicals	3.4%
Monsanto Co.		564,180	66,776,345
Computers & Peripherals	4.0%
Apple Inc.		542,443	78,122,641
Diversified Financials	6.2%
S&P Global Inc.		604,256	88,215,333
TransUnion(a)		736,045	31,878,109
			120,093,442
Food Products	2.0%
Mondelez International Inc. - Class A		918,004	39,648,593
Health Care Equipment & Supplies	5.1%
Abbott Laboratories		1,248,291	60,679,426
Dentsply Sirona Inc.		615,005	39,876,924
			100,556,350
Household Products	3.0%
Kimberly Clark Corp.		447,849	57,821,784
Internet Software & Services	4.1%
eBay Inc.(a)		2,282,486	79,704,411
IT Services	5.4%
Accenture PLC - Class A		847,613	104,832,776
Media	9.9%
News Corp. - Class A		1,328,063	18,194,463
News Corp. - Class B		478,038	6,764,238
Time Warner Inc.		838,365	84,180,229
Twenty-First Century Fox Inc. - Class A		2,949,668	83,593,591
			192,732,521

See notes to Schedule of Investments.

1

ADVISERS INVESTMENT TRUST INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND SCHEDULE OF INVESTMENTS June 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Pharmaceuticals	21.9%
GlaxoSmithKline PLC		4,143,913	$88,271,852
Johnson & Johnson		720,963	95,376,195
Merck & Co. Inc.		1,201,061	76,976,000
Novartis AG - REG		1,307,003	108,769,256
Zoetis Inc.		933,551	58,234,911
			427,628,214
Software	10.3%
Microsoft Corp.		1,387,767	95,658,779
Oracle Corp.		2,115,949	106,093,683
			201,752,462
Tobacco	16.8%
Altria Group Inc.		976,305	72,705,433
British American Tobacco PLC		890,480	60,704,229
Imperial Brands PLC		1,227,224	55,120,752
Philip Morris International		405,374	47,611,176
Reynolds American Inc.		1,421,912	92,481,157
			328,622,747
TOTAL COMMON STOCKS (Cost $1,510,278,191)			1,893,797,910
TOTAL INVESTMENTS
(Cost $1,510,278,191)	97.0%		1,893,797,910
NET OTHER ASSETS (LIABILITIES)	3.0%		59,103,424
NET ASSETS	100.0%		$1,952,901,334

(a)	Non-income producing security.

At June 30, 2017, the Fund’s investments were concentrated in the following countries:

Country Allocation	Percentage of Net Assets
United States	81.0%
United Kingdom	10.4
Switzerland	5.6
TOTAL	97.0%

See notes to Schedule of Investments.

2

ADVISERS INVESTMENT TRUST INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND NOTES TO SCHEDULE OF INVESTMENTS June 30, 2017 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). Effective March 31, 2017 the Trust was converted to a Delaware statutory trust. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Independent Franchise Partners US Equity Fund (the “IFP US Equity Fund” or “Fund”) is a series of the Trust. These financial statements and notes only relate to the IFP US Equity Fund.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund, and seeks to achieve an attractive long-term rate of return.

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

● Level 1 — quoted prices in active markets for identical assets

● Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered

3

ADVISERS INVESTMENT TRUST INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND NOTES TO SCHEDULE OF INVESTMENTS June 30, 2017 (Unaudited)

investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its’ international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three fair value levels defined above:

Porfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
IFP US Equity Fund
Common Stocks (1)	$1,893,797,910	$-	$-	$1,893,797,910
Total Investments	$1,893,797,910	$-	$-	$1,893,797,910

(1)	See investment industries in the Schedule of Investments

As of June 30, 2017, there were no Level 2 or Level 3 securities held by the Fund. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2017.

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ADVISERS INVESTMENT TRUST INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND NOTES TO SCHEDULE OF INVESTMENTS June 30, 2017 (Unaudited)

CURRENCY TRANSACTIONS

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

FEDERAL INCOME TAX INFORMATION

As of June 30, 2017, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
IFP US Equity Fund	$1,514,015,932	$391,971,595	$(12,189,617)	$379,781,978

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ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.6%
Consumer Discretionary	5.6%
Kangwon Land, Inc.		4,862	$148,093
Las Vegas Sands Corp.		3,495	223,296
Matahari Department Store Tbk PT		148,834	158,298
Naspers Ltd. - Class N		1,495	290,829
			820,516
Consumer Staples	32.5%
Ambev S.A. - ADR		108,953	598,152
Amorepacific Corp.		689	183,067
Anheuser-Busch InBev S.A./N.V.		2,592	286,305
British American Tobacco Malaysia Bhd.		3,449	34,887
British American Tobacco PLC		6,108	417,137
CP ALL PCL - REG		162,240	299,693
Fomento Economico Mexicano S.A.B. de C.V. - ADR		5,629	553,556
Hanjaya Mandala Sampoerna Tbk PT		544,308	156,829
Heineken N.V.		3,781	367,631
Hindustan Unilever Ltd.		4,651	77,683
ITC Ltd.		95,467	478,018
LG Household & Health Care Ltd.		190	165,066
President Chain Store Corp.		17,009	152,924
Thai Beverage PCL		204,710	133,822
Unilever N.V. - CVA		8,450	466,344
Wal-Mart de Mexico S.A.B. de C.V.		162,182	376,485
			4,747,599
Energy	2.4%
Ultrapar Participacoes S.A.		14,797	346,242

Financials	21.5%
Bank Central Asia Tbk PT		181,048	246,559
Bank Pekao S.A.		4,569	153,876
BB Seguridade Participacoes S.A.		27,843	240,787
Credicorp Ltd.		810	145,306
Grupo Financiero Santander Mexico S.A.B. de C.V. - Class B		21,879	210,914
HDFC Bank Ltd.		28,406	726,020
Hong Kong Exchanges & Clearing Ltd.		1,975	51,048
Housing Development Finance Corp. Ltd.		23,538	588,090

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Public Bank Bhd.		41,525	$196,566
Remgro Ltd.		8,247	134,562
Samsung Fire & Marine Insurance Co. Ltd.		822	202,240
United Overseas Bank Ltd.		14,692	246,725
			3,142,693
Health Care	0.9%
Mediclinic International PLC		13,631	131,845
Industrials	3.4%
Airports of Thailand PCL - REG		106,700	148,412
CCR S.A.		23,944	122,145
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B		14,839	167,116
Korea Aerospace Industries Ltd.		1,309	65,213
			502,886
Information Technology	22.5%
Alibaba Group Holding Ltd. - ADR(a)		6,170	869,353
Autohome, Inc. - ADR(a)		3,384	153,498
Cielo S.A.		46,327	344,002
NetEase, Inc. - ADR		1,274	383,003
Taiwan Semiconductor Manufacturing Co. Ltd.		52,262	358,206
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		5,987	209,306
Tata Consultancy Services Ltd.		6,806	248,743
Tencent Holdings Ltd.		20,348	727,659
			3,293,770
Real Estate	1.4%
Link REIT		26,952	205,054
Telecommunication Services	2.4%
Telekomunikasi Indonesia Persero Tbk PT		1,028,677	348,874
Utilities	3.0%
Equatorial Energia S.A.		1,980	32,381
Infraestructura Energetica Nova S.A.B. de C.V.		41,045	218,809
Power Grid Corp. of India Ltd.		58,420	190,297
			441,487
TOTAL COMMON STOCKS (Cost $11,500,808)			13,980,966

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	4.3%
Northern Institutional
U.S. Government Select Portfolio, 0.82%		635,479	$635,479
TOTAL SHORT-TERM INVESTMENTS (Cost $635,479)			635,479
TOTAL INVESTMENTS
(Cost $12,136,287)	99.9%		14,616,445
NET OTHER ASSETS (LIABILITIES)	0.1%		16,379
NET ASSETS	100.0%		$14,632,824

(a)	Non-income producing security.

At June 30, 2017, the Vontobel Global Emerging Markets Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
India	15.8%
China	14.6
Brazil	11.5
Mexico	10.4
Indonesia	6.2
United Kingdom	6.0
South Korea	5.2
Taiwan	4.9
Thailand	4.0
South Africa	3.8
Netherlands	2.5
Belgium	2.0
All other countries less than 2%	8.7
Total	95.6%

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.1%
Consumer Discretionary	16.5%
Amazon.com, Inc.(a)		1,597	$1,545,896
Naspers Ltd. - Class N		2,799	544,502
NIKE, Inc. - Class B		19,818	1,169,262
O’Reilly Automotive, Inc.(a)		1,813	396,576
Paddy Power Betfair PLC		9,336	996,681
Priceline Group (The), Inc.(a)		485	907,202
Starbucks Corp.		11,632	678,262
TJX (The) Cos., Inc.		7,922	571,731
			6,810,112
Consumer Staples	27.6%
Alimentation Couche-Tard, Inc. - Class B		26,396	1,265,249
Altria Group, Inc.		11,738	874,129
Ambev S.A. - ADR		80,881	444,037
Anheuser-Busch InBev S.A./N.V.		7,993	882,886
British American Tobacco PLC		26,053	1,776,039
Casey’s General Stores, Inc.		5,019	537,585
Coca-Cola (The) Co.		12,884	577,847
Fomento Economico Mexicano S.A.B. de C.V. - ADR		5,680	558,571
Nestle S.A. - REG		10,536	916,914
Philip Morris International, Inc.		11,372	1,335,641
Reckitt Benckiser Group PLC		12,056	1,222,270
Unilever N.V. - CVA		18,304	1,010,174
			11,401,342
Financials	12.8%
Berkshire Hathaway, Inc. - Class B(a)		6,540	1,107,680
HDFC Bank Ltd.		10,370	265,044
HDFC Bank Ltd. - ADR		15,746	1,369,430
Housing Development Finance Corp. Ltd.		41,633	1,040,189
M&T Bank Corp.		1,849	299,445
PNC Financial Services Group (The), Inc.		2,367	295,567
Wells Fargo & Co.		16,463	912,215
			5,289,570
Health Care	8.0%
Abbott Laboratories		14,473	703,533
Medtronic PLC		8,846	785,083
Roche Holding A.G. (Genusschein)		2,896	737,515

See notes to Schedule of Investments.

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ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
UnitedHealth Group, Inc.		5,875	$1,089,342
			3,315,473
Industrials	3.1%
Nielsen Holdings PLC		16,962	655,751
RELX N.V.		30,849	634,215
			1,289,966
Information Technology	26.6%
Alibaba Group Holding Ltd. - ADR(a)		6,618	932,476
Alphabet, Inc. - Class C(a)		2,202	2,001,024
Facebook, Inc. - Class A(a)		6,308	952,382
Mastercard, Inc. - Class A		14,758	1,792,359
PayPal Holdings, Inc.(a)		17,700	949,959
SAP S.E.		9,680	1,011,072
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		22,053	770,973
Tencent Holdings Ltd.		24,752	885,149
Visa, Inc. - Class A		18,245	1,711,016
			11,006,410
Materials	0.9%
Martin Marietta Materials, Inc.		1,717	382,170
Real Estate	1.6%
American Tower Corp.		4,940	653,661
TOTAL COMMON STOCKS (Cost $32,859,991)			40,148,704

SHORT-TERM INVESTMENTS	1.1%
Northern Institutional
U.S. Government Select Portfolio, 0.82%		465,440	465,440
TOTAL SHORT-TERM INVESTMENTS (Cost $465,440)			465,440
TOTAL INVESTMENTS
(Cost $33,325,431)	98.2%		40,614,144
NET OTHER ASSETS (LIABILITIES)	1.8%		736,989
NET ASSETS	100.0%		$41,351,133

(a)	Non-income producing security.

See notes to Schedule of Investments.

 5

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

At June 30, 2017, the Vontobel Global Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	53.5%
United Kingdom	11.2
India	6.5
China	4.4
Ireland	4.3
Switzerland	4.0
Canada	3.1
Germany	2.4
Belgium	2.1
All other countries less than 2%	5.6
Total	97.1%

See notes to Schedule of Investments.

 6

ADVISERS INVESTMENT TRUST

VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.3%
Consumer Discretionary	12.6%
Domino’s Pizza Group PLC		99,481	$380,803
Hermes International		117	57,816
LVMH Moet Hennessy Louis Vuitton S.E.		1,168	291,219
Naspers Ltd. - Class N		2,578	501,510
Paddy Power Betfair PLC		5,566	594,208
Priceline Group (The), Inc.(a)		321	600,437
Shimano, Inc.		2,770	437,881
Sodexo S.A.		1,953	252,506
			3,116,380
Consumer Staples	31.1%
Alimentation Couche-Tard, Inc. - Class B		15,477	741,865
Ambev S.A. - ADR		55,979	307,325
Anheuser-Busch InBev S.A./N.V.		5,880	649,489
British American Tobacco PLC		16,823	1,146,828
Diageo PLC		13,234	391,013
Fomento Economico Mexicano S.A.B. de C.V. - ADR		3,398	334,159
L’Oreal S.A.		1,175	244,786
Nestle S.A. - REG		8,477	737,726
Philip Morris International, Inc.		7,245	850,925
Reckitt Benckiser Group PLC		9,512	964,352
Unicharm Corp.		9,301	233,362
Unilever N.V. - CVA		19,527	1,077,670
			7,679,500
Financials	10.9%
Allied Irish Banks PLC		45,892	259,457
HDFC Bank Ltd.		3,826	97,787
HDFC Bank Ltd. - ADR		12,673	1,102,171
Housing Development Finance Corp. Ltd.		32,995	824,371

See notes to Schedule of Investments.

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ADVISERS INVESTMENT TRUST

VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Lloyds Banking Group PLC		159,599	$137,506
UBS Group A.G. - REG(a)		15,542	263,220
			2,684,512
Health Care	8.1%
Coloplast A/S - Class B		576	48,130
CSL Ltd.		2,259	239,657
Essilor International S.A.		2,301	292,769
Grifols S.A.		12,788	356,163
Ramsay Health Care Ltd.		5,807	328,496
Roche Holding A.G. (Genusschein)		2,826	719,688
			1,984,903
Industrials	11.3%
Aena S.A.		3,882	757,519
Bureau Veritas S.A.		12,324	272,720
Canadian National Railway Co.		8,024	651,053
DCC PLC		4,053	368,990
RELX N.V.		23,437	481,834
Teleperformance		2,040	261,308
			2,793,424
Information Technology	19.0%
Accenture PLC - Class A		3,191	394,663
Alibaba Group Holding Ltd. - ADR(a)		5,430	765,087
Keyence Corp.		548	240,394
Mastercard, Inc. - Class A		7,936	963,827
SAP S.E.		7,616	795,488
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		12,992	454,200
Tencent Holdings Ltd.		17,155	613,475
Visa, Inc. - Class A		4,889	458,491
			4,685,625
Real Estate	2.3%
Daito Trust Construction Co. Ltd.		2,115	328,979
Link REIT		30,520	232,200
			561,179
TOTAL COMMON STOCKS (Cost $19,601,572)			23,505,523

See notes to Schedule of Investments.

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ADVISERS INVESTMENT TRUST

VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	1.5%
Northern Institutional
U.S. Government Select Portfolio, 0.82%		382,042	$382,042
TOTAL SHORT-TERM INVESTMENTS (Cost $382,042)			382,042
TOTAL INVESTMENTS
(Cost $19,983,614)	96.8%		23,887,565
NET OTHER ASSETS (LIABILITIES)	3.2%		777,589
NET ASSETS	100.0%		$24,665,154

(a)	Non-income producing security.

At June 30, 2017, the Vontobel International Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
United Kingdom	18.6%
United States	11.7
India	8.2
Switzerland	7.0
France	6.8
Ireland	6.6
Canada	5.6
China	5.6
Japan	5.0
Spain	4.5
Germany	3.2
Belgium	2.6
Australia	2.3
South Africa	2.0
All other countries less than 2%	5.6
Total	95.3%

See notes to Schedule of Investments.

 9

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS NOTES TO SCHEDULE OF INVESTMENTS June 30, 2017 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust registered March 1, 2011 (the “Trust Agreement”). Effective March 31, 2017, the Trust was converted to a Delaware statutory trust. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”. The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Vontobel Global Emerging Markets Equity Institutional Fund, Vontobel Global Equity Institutional Fund, and Vontobel International Equity Institutional Fund, (referred to individually as a “Fund” and collectively as the “Funds” or the “Vontobel Funds”) are each a series of the Trust and commenced operations on May 22, 2013, January 2, 2015, and January 2, 2015, respectively. The Funds are authorized to issue multiple classes of shares, however, only the Class I shares are currently being offered and have commenced operations. These financial statements and notes only relate to the Vontobel Funds.

The Funds are each diversified funds and have an investment objective of providing capital appreciation.

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 — quoted prices in active markets for identical assets

• Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered

 10

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS NOTES TO SCHEDULE OF INVESTMENTS June 30, 2017 (Unaudited)

investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Funds’ Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

 11

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS NOTES TO SCHEDULE OF INVESTMENTS June 30, 2017 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing each Fund’s investments based upon the three fair value levels defined above:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Quoted	Significant	Unobservable
Portfolio	Prices	Observable Inputs	Inputs	Total
Global Emerging Markets Equity
Institutional Fund
Common Stocks
Consumer Discretionary	$820,516		$-	$820,516
Consumer Staples	4,447,906	299,693	-	4,747,599
Energy	346,242	-	-	346,242
Financials	3,142,693	-	-	3,142,693
Health Care	131,845	-	-	131,845
Industrials	354,474	148,412	-	502,886
Information Technology	3,293,770	-	-	3,293,770
Real Estate	205,054	-	-	205,054
Telecommunication Services	348,874	-	-	348,874
Utilities	441,487	-	-	441,487
Short-Term Investments	635,479	-	-	635,479
Total Investments	$14,168,340	$448,105	$-	$14,616,445
Global Equity Institutional Fund
Common Stocks
Consumer Discretionary	$6,810,112	$-	$-	$6,810,112
Consumer Staples	11,401,342	-	-	11,401,342
Financials	5,289,570	-	-	5,289,570
Health Care	3,315,473	-	-	3,315,473
Industrials	1,289,966	-	-	1,289,966
Information Technology	11,006,410	-	-	11,006,410
Materials	382,170	-	-	382,170
Real Estate	653,661	-	-	653,661
Short-Term Investments	465,440	-	-	465,440
Total Investments	$40,614,144	$-	$-	$40,614,144

 12

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS NOTES TO SCHEDULE OF INVESTMENTS June 30, 2017 (Unaudited)

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Quoted	Significant	Unobservable
Portfolio	Prices	Observable Inputs	Inputs	Total
International Equity Institutional Fund
Common Stocks
Consumer Discretionary	$3,116,380	$-	$-	$3,116,380
Consumer Staples	7,679,500	-	-	7,679,500
Financials	2,684,512	-	-	2,684,512
Health Care	1,984,903	-	-	1,984,903
Industrials	2,793,424	-	-	2,793,424
Information Technology	4,685,625	-	-	4,685,625
Real Estate	561,179	-	-	561,179
Short-Term Investments	382,042	-	-	382,042
Total Investments	$23,887,565	$-	$-	$23,887,565

As of June 30, 2017, there were no Level 3 securities held by the Funds. The Funds disclose all transfers between levels based on valuations at the end of each reporting period. At June 30, 2017, the Funds had transfers as follows:

	Transfers from Level 2 to Level 1
Portfolio	Value	Reason
Global Emerging Markets Equity
Institutional Fund
Common Stocks
Consumer Discretionary	$597,220	Foreign equity securities were valued at unadjusted quoted market prices.
Consumer Staples	2,633,408	Foreign equity securities were valued at unadjusted quoted market prices.
Financials	2,545,686	Foreign equity securities were valued at unadjusted quoted market prices.
Health Care	131,845	Foreign equity securities were valued at unadjusted quoted market prices.
Industrials	65,213	Foreign equity securities were valued at unadjusted quoted market prices.
Information Technology	1,334,608	Foreign equity securities were valued at unadjusted quoted market prices.
Real Estate	205,054	Foreign equity securities were valued at unadjusted quoted market prices.
Telecommunication Services	348,874	Foreign equity securities were valued at unadjusted quoted market prices.

Global Equity Institutional Fund
Common Stocks
Consumer Discretionary	$544,502	Foreign equity securities were valued at unadjusted quoted market prices.
Consumer Staples	4,925,397	Foreign equity securities were valued at unadjusted quoted market prices.
Financials	1,305,233	Foreign equity securities were valued at unadjusted quoted market prices.
Health Care	737,515	Foreign equity securities were valued at unadjusted quoted market prices.
Information Technology	1,896,221	Foreign equity securities were valued at unadjusted quoted market prices.

 13

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS NOTES TO SCHEDULE OF INVESTMENTS June 30, 2017 (Unaudited)

	Transfers from Level 2 to Level 1
Portfolio	Value	Reason
International Equity Institutional
Fund
Common Stocks
Consumer Discretionary	$1,630,516	Foreign equity securities were valued at unadjusted quoted market prices.
Consumer Staples	4,795,737	Foreign equity securities were valued at unadjusted quoted market prices.
Financials	1,322,884	Foreign equity securities were valued at unadjusted quoted market prices.
Health Care	1,628,740	Foreign equity securities were valued at unadjusted quoted market prices.
Industrials	368,990	Foreign equity securities were valued at unadjusted quoted market prices.
Information Technology	1,408,963	Foreign equity securities were valued at unadjusted quoted market prices.
Real Estate	561,179	Foreign equity securities were valued at unadjusted quoted market prices.

CURRENCY TRANSACTIONS

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Funds’ securities and the price of the Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

FEDERAL INCOME TAX INFORMATION

As of June 30, 2017, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Global Emerging Markets Equity Institutional Fund	$12,438,827	$2,361,487	$(183,869)	$2,177,618
Global Equity Institutional Fund	33,607,224	7,208,641	(201,721)	7,006,920
International Equity Institutional Fund	20,129,042	3,886,142	(127,619)	3,758,523

 14

ADVISERS INVESTMENT TRUST
JOHCM ASIA EX-JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.9%
China	23.1%
AAC Technologies Holdings, Inc.		792,675	$9,909,135
Anhui Conch Cement Co. Ltd. - Class H		1,346,133	4,681,107
Beijing Capital International Airport Co. Ltd. - Class H		8,264,106	11,643,388
China Life Insurance Co. Ltd. - Class H		1,975,000	6,033,180
China Merchants Bank Co. Ltd.		1,443,905	4,355,323
Tencent Holdings Ltd.		559,500	20,008,120
Weibo Corp. - ADR(a)		165,744	11,017,004
			67,647,257
Hong Kong	11.1%
China Mobile Ltd.		826,000	8,765,231
CK Hutchison Holdings Ltd.		675,616	8,480,412
Sands China Ltd.		2,018,358	9,241,980
Sun Hung Kai Properties Ltd.		407,000	5,979,276
			32,466,899
India	18.0%
Amara Raja Batteries Ltd.(a)		589,742	7,660,373
Asian Paints Ltd.		524,282	8,946,151
Bajaj Auto Ltd.		89,642	3,870,953
Emami Ltd.		450,511	7,496,378
GAIL India Ltd.		555,740	3,107,673
ICICI Bank Ltd. - ADR		681,688	6,114,738
Ramco Systems Ltd.(a)		601,795	3,049,126
Vedanta Ltd.		1,244,822	4,796,332
Zee Entertainment Enterprises Ltd.		1,019,420	7,749,248
			52,790,972
Indonesia	8.9%
AKR Corporindo Tbk PT		17,046,377	8,345,722
Gudang Garam Tbk PT		1,769,537	10,396,154
Indofood CBP Sukses Makmur Tbk PT		10,906,105	7,201,180
			25,943,056
Italy	2.8%
PRADA S.p.A.		2,238,200	8,327,906
Malaysia	5.1%
CIMB Group Holdings Bhd.		3,083,100	4,725,938

See notes to Schedule of Investments.

1

ADVISERS INVESTMENT TRUST
JOHCM ASIA EX-JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Genting Malaysia Bhd.		5,834,200	$7,475,126
Hong Leong Bank Bhd.		791,994	2,889,270
			15,090,334
South Korea	8.1%
Doosan Bobcat, Inc.		81,678	2,541,395
Hanssem Co. Ltd.		38,318	6,162,227
Hyosung Corp.		29,802	4,362,920
KT&G Corp.		57,170	5,846,165
POSCO		12,904	3,236,855
Woori Bank		105,145	1,695,517
			23,845,079
Taiwan	18.9%
Delta Electronics, Inc.		1,592,042	8,713,839
Elite Material Co. Ltd.		363,000	1,760,109
Largan Precision Co. Ltd.		101,000	16,102,893
Makalot Industrial Co. Ltd.		1,239,065	5,987,592
Nien Made Enterprise Co. Ltd.		776,601	8,616,135
Taiwan Paiho Ltd.		1,755,762	6,608,638
Taiwan Semiconductor Manufacturing Co. Ltd.		1,092,000	7,484,615
			55,273,821
Thailand	2.9%
Thai Beverage PCL		12,979,030	8,484,567
TOTAL COMMON STOCKS (Cost $243,666,356)			289,869,891
TOTAL INVESTMENTS
(Cost $243,666,356)	98.9%		289,869,891
NET OTHER ASSETS (LIABILITIES)	1.1%		3,212,676
NET ASSETS	100.0%		$293,082,567

(a) Non-income producing security.

Abbreviations:

ADR - American Depositary Receipt

See notes to Schedule of Investments.

2

ADVISERS INVESTMENT TRUST
JOHCM ASIA EX-JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

At June 30, 2017, the industry sectors for the JOHCM Asia Ex-Japan Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	21.8%
Consumer Staples	13.5
Financials	8.8
Industrials	13.2
Information Technology	26.6
Materials	8.9
Real Estate	2.0
Telecommunication Services	3.0
Utilities	1.1
Total	98.9%

See notes to Schedule of Investments.

3

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.1%
Brazil	2.5%
BRF S.A.(a)		108,507	$1,283,913
BRF S.A. - ADR(a)		535,776	6,316,799
			7,600,712
China	12.1%
Alibaba Group Holding Ltd. - ADR(a)		71,897	10,130,287
China Petroleum & Chemical Corp. - ADR		28,300	2,224,380
ENN Energy Holdings Ltd.		1,034,720	6,242,155
Hengan International Group Co. Ltd.		1,222,344	9,017,927
Lenovo Group Ltd.		4,598,655	2,903,812
PICC Property & Casualty Co. Ltd. - Class H		1,655,377	2,764,810
Tencent Holdings Ltd.		78,492	2,806,930
Xinyi Solar Holdings Ltd.(a)		2,904,349	829,554
			36,919,855
Czech Republic	1.0%
Komercni Banka A.S.		77,385	3,099,576
Hong Kong	7.7%
China Mobile Ltd.		350,473	3,719,100
China Mobile Ltd. - ADR		118,451	6,288,564
China Overseas Land & Investment Ltd.		2,182,820	6,388,441
China Resources Land Ltd.		1,137,963	3,315,892
Haier Electronics Group Co. Ltd.(a)		1,492,869	3,881,580
			23,593,577
India	17.7%
Apollo Tyres Ltd.		1,036,956	3,861,463
Axis Bank Ltd.		668,000	5,346,583
Container Corp. Of India Ltd.		171,683	3,044,011
HDFC Bank Ltd. - ADR		32,399	2,817,741
ICICI Bank Ltd. - ADR		1,085,161	9,733,894
Info Edge India Ltd.		168,516	2,696,126
ITC Ltd.		1,316,349	6,591,164
Reliance Industries Ltd.(a)		350,689	7,487,153
Reliance Industries Ltd. - GDR(a)(b)		45,515	1,929,836
Tata Motors Ltd. - ADR		113,500	3,746,635
Yes Bank Ltd.		301,001	6,815,161
			54,069,767

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Jersey	2.7%
Randgold Resources Ltd.		94,125	$8,342,461
Mexico	3.2%
Megacable Holdings S.A.B. de C.V. - CPO		845,264	3,415,754
Wal-Mart de Mexico S.A.B. de C.V.		2,710,350	6,291,730
			9,707,484
Poland	0.8%
Eurocash S.A.		296,192	2,477,825
Russia	5.0%
Lenta Ltd. - REG - GDR(a)		394,219	2,290,412
Magnit PJSC - REG - GDR		84,506	2,873,204
MMC Norilsk Nickel PJSC - ADR		291,869	4,027,125
Sberbank of Russia PJSC - ADR		593,597	6,143,729
			15,334,470
South Africa	6.5%
Naspers Ltd. - Class N		102,347	19,910,041
South Korea	19.9%
Com2uS Corp.		29,898	3,078,254
Hyundai Motor Co.		13,503	1,882,383
LG Household & Health Care Ltd.		7,986	6,937,975
NAVER Corp.		6,058	4,437,009
Samsung Electronics Co. Ltd.		12,001	24,932,375
Samsung Electronics Co. Ltd. - GDR		4,745	4,911,075
SK Hynix, Inc.		195,102	11,493,139
Youngone Corp.		109,386	3,260,117
			60,932,327
Taiwan	17.0%
Cathay Financial Holding Co. Ltd.(a)		4,686,970	7,719,171
Cleanaway Co. Ltd.		370,000	2,207,594
Fubon Financial Holding Co. Ltd.(a)		2,099,060	3,343,178
Hon Hai Precision Industry Co. Ltd.		3,077,163	11,835,242
MediaTek, Inc.		189,670	1,624,229
Mega Financial Holding Co. Ltd.		3,811,719	3,170,167
Primax Electronics Ltd.		2,171,257	4,453,861
Shin Kong Financial Holding Co. Ltd.(a)		13,087,620	3,484,869
St Shine Optical Co. Ltd.		57,731	1,206,999

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd.		804,000	$5,510,651
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		200,746	7,018,080
Tong Yang Industry Co. Ltd.		188,582	350,259
			51,924,300
TOTAL COMMON STOCKS (Cost $263,679,433)			293,912,395
EQUITY-LINKED SECURITIES	1.3%
India	1.3%
ITC Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 5/22/18(b)		531,810	2,662,855
Reliance Industries Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 5/29/18(a)(b)		61,132	1,305,158
			3,968,013
TOTAL EQUITY-LINKED SECURITIES (Cost $3,011,765)			3,968,013
PREFERRED STOCKS	1.6%
South Korea	1.6%
Hyundai Motor Co. - REG - GDR		1,001	48,849
Hyundai Motor Co. Ltd.		48,948	4,834,265
			4,883,114
TOTAL PREFERRED STOCKS (Cost $4,662,283)			4,883,114
TOTAL INVESTMENTS
(Cost $271,353,481)	99.0%		302,763,522
NET OTHER ASSETS (LIABILITIES)	1.0%		3,081,276
NET ASSETS	100.0%		$305,844,798

(a)Non-income producing security.

(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:
ADR - American Depositary Receipt
CPO - Certificados de Participation Ordinario
GDR - Global Depository Receipt
REG - Registered

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

At June 30, 2017 the industry sectors for the JOHCM Emerging Markets Opportunities Fund were: Sector Allocation	% of Net Assets
Consumer Discretionary	14.8%
Consumer Staples	15.3
Energy	4.2
Financials	17.8
Healthcare	0.4
Industrials	1.7
Information Technology	32.3
Materials	4.0
Real Estate	3.2
Telecommunication Services	3.3
Utilities	2.0
Total	99.0%

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	89.0%
Argentina	0.2%
Telecom Argentina S.A. - ADR		674	$17,079
Austria	1.0%
Vienna Insurance Group A.G. Wiener Versicherung Gruppe		2,541	71,670
Brazil	3.9%
Alliar Medicos A Frente S.A.(a)		5,760	30,496
B2W Cia Digital(a)		10,778	38,064
Cia de Saneamento de Minas Gerais-COPASA(a)		3,366	40,641
Cosan Ltd. - Class A		2,339	14,993
Embraer S.A. - ADR		2,498	45,539
Lojas Renner S.A.		7,920	65,456
Movida Participacoes S.A.(a)		12,545	37,867
			273,056
Canada	0.2%
Africa Oil Corp.(a)		11,325	16,680
China	12.8%
BYD Electronic International Co. Ltd.		42,000	83,274
Changyou.com Ltd. - ADR(a)		2,700	104,652
China Lesso Group Holdings Ltd.		74,000	56,869
China Lodging Group Ltd. - ADR(a)		1,238	99,882
Hua Hong Semiconductor Ltd.(b)		35,000	47,519
Kingsoft Corp. Ltd.		18,000	46,917
Maanshan Iron & Steel Co. Ltd. - Class H(a)		202,000	80,723
Minth Group Ltd.		20,000	84,791
Silergy Corp.		5,053	97,339
Sunac China Holdings Ltd.		39,000	81,522
Sunny Optical Technology Group Co. Ltd.		6,274	56,251
Tarena International, Inc. - ADR		3,142	56,273
			896,012
Cyprus	0.9%
Globaltrans Investment PLC - REG - GDR		7,950	60,420
Czech Republic	0.4%
Moneta Money Bank A.S.(b)		7,294	24,431
France	0.9%
Vicat S.A.		888	62,548

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Greece	2.6%
Eurobank Ergasias S.A.(a)		35,870	$40,150
FF Group(a)		2,415	59,027
JUMBO S.A.		4,662	85,195
			184,372
Hong Kong	4.4%
Kingboard Chemical Holdings Ltd.		17,500	69,709
Orient Overseas International Ltd.(a)		10,000	71,727
Shun Tak Holdings Ltd.(a)		136,139	62,599
SJM Holdings Ltd.		101,000	106,466
			310,501
Hungary	2.1%
Richter Gedeon Nyrt.		2,080	54,359
Waberer’s International Zrt.(a)		5,000	94,301
			148,660
India	3.6%
Bank of India(a)		10,194	22,032
Endurance Technologies Ltd.(a)(b)		5,954	80,641
Jamna Auto Industries Ltd.		3,754	14,485
Jindal Steel & Power Ltd.(a)		30,204	57,569
KEC International Ltd.(a)		13,588	54,184
Voltas Ltd.		3,567	25,233
			254,144
Indonesia	2.5%
Bank Tabungan Negara Persero Tbk PT		494,539	96,478
Link Net Tbk PT		206,300	80,105
			176,583
Israel	0.3%
Ceragon Networks Ltd.(a)		7,234	18,447
Malaysia	1.3%
Gamuda Bhd.		56,300	72,135
Sapura Energy Bhd.		40,400	14,964
			87,099
Mexico	1.4%
Alpek S.A.B. de C.V.		29,500	35,386

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Grupo Lala S.A.B. de C.V.		34,649	$63,461
			98,847
Norway	0.6%
B2Holding ASA		21,092	41,180
Philippines	1.3%
Bloomberry Resorts Corp.(a)		481,857	88,331
Poland	3.0%
Alior Bank S.A.(a)		1,760	29,328
Bank Millennium S.A.(a)		42,965	86,379
Energa S.A.		15,190	42,918
KRUK S.A.		632	52,529
			211,154
South Korea	16.4%
Advanced Process Systems Corp.(a)		634	27,318
BNK Financial Group, Inc.		3,721	35,611
Cheil Worldwide, Inc.		500	8,041
Cosmecca Korea Co. Ltd.(a)		566	34,678
Doosan Bobcat, Inc.		2,114	65,777
Douzone Bizon Co. Ltd.		3,048	82,051
E-MART, Inc.		365	74,809
Eo Technics Co. Ltd.		198	15,627
Hana Tour Service, Inc.		661	52,861
Hotel Shilla Co. Ltd.		736	36,731
Jusung Engineering Co. Ltd.(a)		9,134	108,572
Korea Kolmar Co. Ltd.		566	35,717
Mando Corp.		305	68,643
Meritz Securities Co. Ltd.		16,739	74,028
Nasmedia Co. Ltd.		1,607	75,845
Paradise Co. Ltd.		3,743	46,945
SFA Engineering Corp.		1,904	74,802
SK Materials Co. Ltd.		528	91,372
SKCKOLONPI, Inc.		3,862	73,922
Tokai Carbon Korea Co. Ltd.		509	19,307
Vieworks Co. Ltd.		861	43,270
			1,145,927
Switzerland	0.8%
Wizz Air Holdings Plc(a)(b)		1,675	52,817

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Taiwan	19.7%
Airtac International Group		6,000	$70,907
ChipMOS TECHNOLOGIES, Inc. - ADR		2,720	53,774
Chroma ATE, Inc.		27,000	86,982
Cub Elecparts, Inc.		5,000	65,253
E Ink Holdings, Inc.		97,000	90,240
Foxsemicon Integrated Technology, Inc.		9,000	46,450
General Interface Solution Holding Ltd.		12,000	88,757
Global PMX Co. Ltd.		14,000	67,423
Gourmet Master Co. Ltd.		9,240	99,629
Hiwin Technologies Corp.		9,000	60,799
Innolux Corp.		131,000	68,471
King’s Town Bank Co. Ltd.		65,000	67,094
Macauto Industrial Co. Ltd.		11,000	65,089
Merry Electronics Co. Ltd.		18,000	111,834
Microelectronics Technology, Inc.(a)		30,000	33,531
Nanya Technology Corp.		33,000	59,448
Powertech Technology, Inc.(a)		19,000	58,649
Silicon Motion Technology Corp. - ADR		1,585	76,445
Wistron NeWeb Corp.		14,000	41,696
Wowprime Corp.		10,000	60,651
			1,373,122
Thailand	2.0%
Kiatnakin Bank PCL - REG		34,300	72,194
Workpoint Entertainment PCL - REG		37,200	68,443
			140,637
Turkey	4.7%
Aksa Akrilik Kimya Sanayii A.S.		7,271	27,650
Anadolu Efes Biracilik Ve Malt Sanayii A.S.		5,636	34,984
Arcelik A.S.		9,581	70,963
BIM Birlesik Magazalar A.S.		2,736	50,740
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. - Class D(a)		81,064	40,320
Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut A.S.		13,649	19,784
Pegasus Hava Tasimaciligi A.S.(a)		7,628	40,693
Turkiye Sise ve Cam Fabrikalari A.S.		35,077	45,860
			330,994

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
United Arab Emirates	0.5%
NMC Health PLC		1,132	$32,230
United States	1.5%
Tahoe Resources, Inc.		5,959	51,366
Universal Display Corp.		463	50,583
			101,949
TOTAL COMMON STOCKS (Cost $5,415,905)			6,218,890
EQUITY-LINKED SECURITIES	9.2%
China	1.0%
Huangshan Tourism Development Co. Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 11/6/20(a)		26,348	66,458
India	8.2%
Adani Transmission Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/24/20(a)		45,587	87,489
Bharat Financial Inclusion Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 11/5/18(a)		3,544	39,512
Jamna Auto Industries Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/17/21		11,975	46,205
KEC International Ltd., Issued by Deutshce Bank A.G. London, Maturity Date 5/21/18(a)		10,884	43,401
LIC Housing Finance Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 3/28/19		2,737	31,428
LIC Housing Finance Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 9/15/21		4,567	52,440
PVR Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/19/20		3,991	86,970
Rural Electrification Corp. Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 9/29/21		6,632	17,643
V.I.P. Industries Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 12/17/19		27,705	78,052
Voltas Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 5/28/20		12,829	90,753
			573,893
TOTAL EQUITY-LINKED SECURITIES (Cost $506,797)			640,351

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
PREFERRED STOCKS	0.9%
Brazil	0.9%
Suzano Papel e Celulose S.A. - Class A		14,310	$61,596
TOTAL PREFERRED STOCKS (Cost $54,842)			61,596
TOTAL INVESTMENTS
(Cost $5,977,544)	99.1%		6,920,837
NET OTHER ASSETS (LIABILITIES)	0.9%		63,376
NET ASSETS	100.0%		$6,984,213

(a) Non-income producing security.
(b) Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933.These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:
ADR - American Depositary Receipt
GDR - Global Depository Receipt
REG - Registered

At June 30, 2017 the industry sectors for the JOHCM Emerging Markets Small Mid Cap Equity Fund were:
% of
Sector Allocation	Net Assets
Consumer Discretionary	26.8%
Consumer Staples	4.2
Energy	0.7
Financials	12.2
Health Care	2.6
Industrials	15.1
Information Technology	24.6
Materials	7.9
Real Estate	1.2
Telecommunication Services	1.4
Utilities	2.4
Total	99.1%

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	91.6%
Australia	5.5%
BHP Billiton PLC		532,657	$8,158,607
Newcrest Mining Ltd.		566,358	8,775,704
South32 Ltd.		4,821,687	9,931,942
			26,866,253
Bermuda	2.1%
Lazard Ltd. - Class A		218,708	10,132,742
Brazil	1.9%
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros(a)		1,584,483	9,445,966
Canada	3.1%
Canadian Natural Resources Ltd.		279,532	8,066,076
First Quantum Minerals Ltd.		852,174	7,208,782
			15,274,858
China	2.3%
Alibaba Group Holding Ltd. - ADR(a)		77,908	10,977,237
Denmark	2.1%
Vestas Wind Systems A/S		113,059	10,436,990
France	2.0%
TOTAL S.A.		194,851	9,633,036
Germany	7.9%
HeidelbergCement A.G.		97,502	9,426,786
Infineon Technologies A.G.		428,145	9,039,272
SAP S.E.		98,270	10,264,264
Siemens A.G. - REG		73,301	10,075,791
			38,806,113
Hong Kong	2.0%
Hong Kong Exchanges & Clearing Ltd.		377,877	9,767,027
Ireland	3.9%
Accenture PLC - Class A		76,622	9,476,609
CRH PLC		272,713	9,648,067
			19,124,676
Israel	1.9%
CyberArk Software Ltd.(a)		183,051	9,143,397

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Japan	12.6%
Kao Corp.		189,350	$11,232,213
Mitsui & Co. Ltd.		651,745	9,303,193
Nippon Telegraph & Telephone Corp.		212,359	10,025,573
Nomura Holdings, Inc.		1,427,472	8,546,429
NTT DOCOMO, Inc.		404,026	9,526,357
PeptiDream, Inc.(a)		324,834	10,267,036
Renesas Electronics Corp.(a)		312,135	2,716,872
			61,617,673
New Zealand	0.2%
a2 Milk Co. Ltd.(a)		369,633	1,068,216
South Korea	3.8%
NAVER Corp.		12,440	9,111,323
POSCO		36,993	9,279,370
			18,390,693
United Kingdom	4.2%
IHS Markit Ltd.(a)		238,282	10,493,939
Rio Tinto PLC		231,798	9,787,770
			20,281,709
United States	36.1%
Alcoa Corp.		255,870	8,354,155
Alphabet, Inc. - Class C(a)		11,149	10,131,431
Arconic, Inc.		1	15
CBOE Holdings, Inc.		121,698	11,123,197
Citrix Systems, Inc.(a)		117,252	9,330,914
CME Group, Inc.		77,561	9,713,740
E*TRADE Financial Corp.(a)		275,593	10,480,802
Facebook, Inc. - Class A(a)		72,075	10,881,883
Freeport-McMoRan, Inc.(a)		759,944	9,126,927
Hecla Mining Co.		1,499,429	7,647,088
Intercontinental Exchange, Inc.		158,696	10,461,240
Intuit, Inc.		68,938	9,155,656
Micron Technology, Inc.(a)		301,182	8,993,295
Microsoft Corp.		142,521	9,823,973
Nasdaq, Inc.		138,848	9,926,244
NextEra Energy, Inc.		74,594	10,452,857
Oracle Corp.		213,883	10,724,094

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Raymond James Financial, Inc.		128,831	$10,334,823
TD Ameritrade Holding Corp.		226,356	9,731,044
			176,393,378
TOTAL COMMON STOCKS (Cost $386,655,348)			447,359,964
TOTAL INVESTMENTS
(Cost $386,655,348)	91.6%		447,359,964
NET OTHER ASSETS (LIABILITIES)	8.4%		41,254,508
NET ASSETS	100.0%		$488,614,472

(a) Non-income producing security.

Abbreviations:
ADR - American Depositary Receipt
REG - Registered

At June 30, 2017 the industry sectors for the JOHCM Global Equity Fund were:

% of
Sector Allocation	Net Assets
Consumer Staples	2.5%
Energy	3.6
Financials	22.5
Health Care	2.1
Industrials	8.3
Information Technology	26.6
Materials	19.9
Telecommunication Services	4.0
Utilities	2.1
Total	91.6%

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST JOHCM INTERNATIONAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS June 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	78.1%
Finland	1.4%
Wartsila OYJ Abp		527	$31,149
France	6.7%
Safran S.A.		757	69,376
Sanofi		785	75,098
			144,474
Germany	1.5%
SAP S.E.		300	31,335
Hong Kong	2.2%
China Mobile Ltd.		4,471	47,445
Italy	4.9%
Enel S.p.A.		19,478	104,426
Japan	16.0%
Ain Holdings, Inc.		867	62,592
Inpex Corp.		6,529	62,750
Mandom Corp.		700	37,902
Nippon Telegraph & Telephone Corp.		1,300	61,374
Qol Co. Ltd.		4,200	62,921
Sugi Holdings Co. Ltd.		1,064	56,948
			344,487
Netherlands	6.3%
Royal Dutch Shell PLC - Class B		2,315	62,188
Wolters Kluwer N.V.		1,712	72,475
			134,663
Portugal	3.4%
Galp Energia SGPS S.A.		4,812	72,850
Russia	1.9%
MMC Norilsk Nickel PJSC - ADR		2,940	40,572
Switzerland	7.8%
Burckhardt Compression Holding A.G.		182	52,195
Swisscom A.G. - REG		129	62,247
Wolseley PLC		884	54,264
			168,706

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST JOHCM INTERNATIONAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS June 30, 2017 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
United Kingdom	26.0%
Capita PLC		9,831	$88,542
Compass Group PLC		2,439	51,471
Experian PLC		2,275	46,669
National Grid PLC		7,776	96,397
RELX N.V.		1,467	30,160
Rio Tinto PLC		930	39,270
Smith & Nephew PLC		2,740	47,286
SSE PLC		2,489	47,103
Travis Perkins PLC		1,492	28,274
Ultra Electronics Holdings PLC		1,963	52,361
Unilever N.V. - CVA		573	31,623
			559,156
TOTAL COMMON STOCKS (Cost $1,565,825)			1,679,263
PREFERRED STOCKS	1.8%
Guernsey	1.8%
Doric Nimrod Air Two Ltd.		13,245	38,168
TOTAL PREFERRED STOCKS (Cost $37,986)			38,168
TOTAL INVESTMENTS (Cost $1,603,811)	79.9%		1,717,431
NET OTHER ASSETS (LIABILITIES)	20.1%		432,909
NET ASSETS	100.0%		$2,150,340

Abbreviations:
ADR - American Depositary Receipt

ADVISERS INVESTMENT TRUST JOHCM INTERNATIONAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS June 30, 2017 (Unaudited)

At June 30, 2017 the industry sectors for the JOHCM International Opportunities Fund were:

% of
Sector Allocation	Net Assets
Consumer Discretionary	2.4%
Consumer Staples	11.7
Energy	9.2
Health Care	5.7
Industrials	26.2
Information Technology	1.5
Materials	3.7
Telecommunication Services	8.0
Utilities	11.5
Total	79.9%

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST JOHCM INTERNATIONAL SELECT FUND SCHEDULE OF INVESTMENTS June 30, 2017 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	85.7%
Australia	5.0%
BHP Billiton Ltd.		4,979,030	$89,089,824
Newcrest Mining Ltd.		6,427,703	99,597,104
South32 Ltd.		52,024,051	107,161,638
			295,848,566
Canada	3.1%
First Quantum Minerals Ltd.		8,749,796	74,017,013
Pan American Silver Corp.		6,465,586	108,751,156
			182,768,169
China	2.2%
Alibaba Group Holding Ltd. - ADR(a)		933,736	131,563,402
Denmark	4.1%
DONG Energy A/S(b)		2,760,172	124,603,831
Vestas Wind Systems A/S		1,286,759	118,786,572
			243,390,403
France	6.0%
Cie de Saint-Gobain		2,207,707	117,957,293
L’Oreal S.A.		579,821	120,793,042
TOTAL S.A.		2,273,336	112,389,101
			351,139,436
Germany	9.9%
Deutsche Boerse A.G.		1,083,265	114,346,749
Henkel A.G. & Co. KGaA		1,006,363	121,723,314
Infineon Technologies A.G.		5,356,456	113,088,942
SAP S.E.		1,135,852	118,639,307
Siemens A.G. - REG		813,698	111,849,098
			579,647,410
Hong Kong	1.9%
Hong Kong Exchanges and Clearing Ltd.		4,194,223	108,408,533
Ireland	1.9%
Accenture PLC - Class A		904,106	111,819,830
Israel	1.9%
Check Point Software Technologies Ltd.(a)		1,033,282	112,710,401

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST JOHCM INTERNATIONAL SELECT FUND SCHEDULE OF INVESTMENTS June 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Japan	30.6%
CyberAgent, Inc.		3,686,058	$114,211,266
Japan Exchange Group, Inc.		6,460,244	116,884,610
Kao Corp.		1,886,550	111,909,861
KDDI Corp.		4,414,059	116,753,283
Mitsubishi Corp.		4,645,842	97,315,881
Mitsubishi UFJ Financial Group, Inc.		17,218,301	115,548,998
Mitsui & Co. Ltd.		6,763,095	96,538,333
Nippon Steel & Sumitomo Metal Corp.		5,323,947	120,134,941
Nippon Telegraph & Telephone Corp.		2,403,747	113,482,077
Nomura Holdings, Inc.		16,826,351	100,741,185
NTT DOCOMO, Inc.		4,861,105	114,617,919
ORIX Corp.		7,247,572	112,120,696
PeptiDream, Inc.(a)		3,827,848	120,986,883
Recruit Holdings Co. Ltd.		6,692,148	114,892,534
Renesas Electronics Corp.(a)		3,678,600	32,019,110
Sekisui House Ltd.		6,518,131	114,715,629
Taiheiyo Cement Corp.		24,529,633	89,198,666
			1,802,071,872
Netherlands	4.1%
Koninklijke DSM N.V.		1,744,143	126,775,521
Royal Dutch Shell PLC - Class B		4,232,958	113,710,083
			240,485,604
Norway	1.6%
Norsk Hydro ASA		17,405,208	96,483,070
Spain	4.0%
Amadeus IT Group S.A.		2,085,299	124,683,265
Gamesa Corp. Tecnologica S.A.		5,177,280	110,547,842
			235,231,107
Sweden	1.7%
Boliden AB		3,731,952	101,840,512
Switzerland	4.0%
Adecco Group A.G. - REG		1,545,677	117,509,493
Idorsia Ltd.(a)		362,784	6,847,837
LafargeHolcim Ltd. - REG(a)		1,949,883	111,636,851
			235,994,181

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST JOHCM INTERNATIONAL SELECT FUND SCHEDULE OF INVESTMENTS June 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
United Kingdom	3.7%
BP PLC		18,618,774	$107,379,099
Rio Tinto PLC		2,533,369	106,972,593
			214,351,692
TOTAL COMMON STOCKS (Cost $4,411,267,408)			5,043,754,188
PREFERRED STOCKS	1.8%
Brazil	1.8%
Telefonica Brasil S.A.		7,783,138	105,485,495
TOTAL PREFERRED STOCKS (Cost $115,241,679)			105,485,495
TOTAL INVESTMENTS (Cost $4,526,509,087)	87.5%		5,149,239,683
NET OTHER ASSETS (LIABILITIES)	12.5%		738,306,956
NET ASSETS	100.0%		$5,887,546,639

(a)   Non-income producing security.

(b)   Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:
ADR - American Depositary Receipt
REG - Registered

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST JOHCM INTERNATIONAL SELECT FUND SCHEDULE OF INVESTMENTS June 30, 2017 (Unaudited)

At June 30, 2017, the industry sectors for the JOHCM International Select Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	3.9%
Consumer Staples	6.0
Energy	5.7
Financials	11.4
Health Care	2.2
Industrials	15.0
Information Technology	12.6
Materials	20.9
Telecommunication Services	7.7
Utilities	2.1
Total	87.5%

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.0%
Australia	1.4%
GWA Group Ltd.		1,236,984	$2,994,849
Canada	4.9%
Heroux-Devtek, Inc.(a)		342,626	3,865,375
Laurentian Bank of Canada		84,715	3,538,720
ShawCor Ltd.		140,089	2,860,546
			10,264,641
China	4.5%
Dalian Refrigeration Co. Ltd. - Class B		5,135,048	2,821,581
Greatview Aseptic Packaging Co. Ltd.		5,794,000	3,614,084
Yestar Healthcare Holdings Co. Ltd.		5,937,500	3,026,757
			9,462,422
Denmark	3.1%
Brodrene Hartmann A/S		58,920	3,479,803
Royal Unibrew A/S		61,271	2,939,156
			6,418,959
Finland	2.8%
Teleste OYJ		273,678	2,591,299
Vaisala OYJ - Class A		66,271	3,304,688
			5,895,987
France	3.2%
Coface S.A.		374,263	3,753,138
Virbac S.A.(a)		17,804	2,857,045
			6,610,183
Germany	4.5%
Carl Zeiss Meditec A.G. - Bearer		62,490	3,243,187
Gerresheimer A.G.		36,497	2,935,878
KWS Saat S.E.		8,063	3,172,093
			9,351,158
Hong Kong	9.7%
Mandarin Oriental International Ltd.		1,729,050	3,458,100
Pico Far East Holdings Ltd.		6,820,000	2,856,425
Sitoy Group Holdings Ltd.		11,354,000	2,588,569
SmarTone Telecommunications Holdings Ltd.		2,233,500	2,923,665
Vinda International Holdings Ltd.		1,442,000	2,918,187

See notes to Schedule of Investments.

24

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Vitasoy International Holdings Ltd.		1,525,000	$3,136,940
Wasion Group Holdings Ltd.		5,471,000	2,515,660
			20,397,546
Ireland	1.3%
Grafton Group PLC		297,203	2,728,999
Italy	1.5%
Banca IFIS S.p.A.		78,612	3,193,713
Japan	16.1%
Ariake Japan Co. Ltd.		41,800	2,909,927
CKD Corp.		196,100	2,983,126
Daiseki Co. Ltd.		124,200	2,756,197
EPS Holdings, Inc.		195,800	3,062,122
Fujitec Co. Ltd.		230,200	3,002,475
GMO internet, Inc.		209,200	2,713,695
Kintetsu World Express, Inc.		184,400	3,249,440
Lintec Corp.		90,000	2,149,278
Mani, Inc.		53,000	1,383,961
Optex Group Co. Ltd.		96,500	3,118,715
SHO-BOND Holdings Co. Ltd.		63,600	3,206,152
Transcosmos, Inc.		137,000	3,276,550
			33,811,638
Mexico	1.7%
Genomma Lab Internacional S.A.B. de C.V. - Series B(a)		2,782,235	3,581,129
Netherlands	4.0%
Corbion N.V.		89,530	2,863,187
KAS Bank N.V. - CVA		229,710	2,571,160
Sligro Food Group N.V.		65,360	2,875,181
			8,309,528
Norway	1.5%
Borregaard ASA		248,062	3,060,385
South Korea	5.0%
Choong Ang Vaccine Laboratory		146,979	2,370,111
ISC Co. Ltd.		129,345	2,707,523
SK Bioland Co. Ltd.		165,930	2,595,942
SK Materials Co. Ltd.		16,274	2,816,285
			10,489,861

See notes to Schedule of Investments.

25

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Sweden	9.6%
Ahlstrom-Munksjo OYJ(a)		145,740	$2,962,934
Avanza Bank Holding AB		71,090	3,104,444
BioGaia AB - Class B		77,785	3,162,292
Cloetta AB - Class B		696,587	2,869,131
IAR Systems Group AB		142,199	2,953,794
Kabe Husvagnar AB - Class B		105,666	2,671,532
Mekonomen AB		125,005	2,477,932
			20,202,059
Switzerland	4.3%
Burckhardt Compression Holding A.G.		9,982	2,862,707
LEM Holding S.A. - REG		2,596	3,357,013
Valiant Holding A.G. - REG		24,409	2,807,710
			9,027,430
Taiwan	4.6%
Merida Industry Co. Ltd.		524,000	2,807,758
Paiho Shih Holdings Corp.		2,162,000	3,496,726
Sinmag Equipment Corp.		558,853	3,270,080
			9,574,564
Thailand	1.8%
Sahamitr Pressure Container PCL		1,262,200	520,188
Sahamitr Pressure Container PCL - REG		589,500	242,950
Vanachai Group PCL - REG		8,036,200	2,909,781
			3,672,919
United Kingdom	12.5%
A.G. Barr PLC		318,527	2,555,571
BBA Aviation PLC		727,542	2,912,883
Bloomsbury Publishing PLC		1,256,871	2,729,717
Dart Group PLC		366,841	2,940,810
Genus PLC		127,952	2,966,389
Gooch & Housego PLC		178,172	3,254,643
Porvair PLC		442,211	3,193,686
Stallergenes Greer PLC(a)		68,433	2,949,005
SThree PLC		679,583	2,726,179
			26,228,883
TOTAL COMMON STOCKS (Cost $176,931,763)			205,276,853

See notes to Schedule of Investments.

26

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	1.2%
Germany	1.2%
Draegerwerk A.G. & Co. KGaA		24,434	$2,570,541
TOTAL PREFERRED STOCKS (Cost $2,409,360)			2,570,541
TOTAL INVESTMENTS
(Cost $179,341,123)	99.2%		207,847,394
NET OTHER ASSETS (LIABILITIES)	0.8%		1,741,446
NET ASSETS	100.0%		$209,588,840

(a)	Non-income producing security.

Abbreviations:
REG - Registered

At June 30, 2017, the industry sectors for the JOHCM International Small Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	11.0%
Consumer Staples	12.4
Energy	1.4
Financials	9.0
Health Care	16.3
Industrials	23.1
Information Technology	14.2
Materials	10.4
Telecommunication Services	1.4
Total	99.2%

See notes to Schedule of Investments.

27

ADVISERS INVESTMENT TRUST

JOHCM US SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.8%
Ireland	4.2%
Allegion PLC		1,959	$158,914
Jazz Pharmaceuticals PLC(a)		679	105,585
			264,499
Netherlands	1.9%
Wright Medical Group N.V.(a)		4,342	119,362
United States	89.7%
Alaska Air Group, Inc.		1,137	102,057
Allscripts Healthcare Solutions, Inc.(a)		9,254	118,081
Bank of the Ozarks, Inc.		3,234	151,578
Benefitfocus, Inc.(a)		4,022	146,200
BioMarin Pharmaceutical, Inc.(a)		1,094	99,357
Booz Allen Hamilton Holding Corp.		4,153	135,139
Cavium, Inc.(a)		2,678	166,384
Centene Corp.(a)		1,999	159,680
Cogent Communications Holdings, Inc.		3,223	129,242
CommScope Holding Co., Inc.(a)		5,557	211,333
CONMED Corp.		2,543	129,540
CoStar Group, Inc.(a)		277	73,017
First American Financial Corp.		3,808	170,180
First Republic Bank		2,159	216,116
FMC Corp.		1,675	122,359
Great Western Bancorp, Inc.		2,546	103,902
Hasbro, Inc.		1,690	188,452
Helmerich & Payne, Inc.		1,733	94,171
HubSpot, Inc.(a)		1,332	87,579
Investment Technology Group, Inc.		4,360	92,606
Jacobs Engineering Group, Inc.		2,691	146,363
Jones Lang LaSalle, Inc.		1,114	139,250
Lennar Corp. - Class A		3,013	160,653
Martin Marietta Materials, Inc.		441	98,158
Masco Corp.		3,877	148,140
MGM Growth Properties LLC - Class A		4,371	127,589
Microsemi Corp.(a)		3,536	165,485
Mosaic (The) Co.		2,850	65,066
Newfield Exploration Co.(a)		2,231	63,494
Old Dominion Freight Line, Inc.		1,363	129,812
Pacira Pharmaceuticals, Inc.(a)		2,030	96,831

See notes to Schedule of Investments.

28

ADVISERS INVESTMENT TRUST JOHCM US SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS June 30, 2017 (Unaudited)

	Percentage of Net Assets	Shares	Value
Pinnacle Foods, Inc.		1,911	$113,513
Range Resources Corp.		2,273	52,665
Raymond James Financial, Inc.		2,157	173,035
Regal Entertainment Group - Class A		5,805	118,770
Sabre Corp.		5,980	130,185
SEI Investments Co.		2,006	107,883
Service Corp. International		4,373	146,277
ServiceMaster Global Holdings, Inc.(a)		3,566	139,752
Snyder’s-Lance, Inc.		4,021	139,207
SVB Financial Group(a)		690	121,295
Terex Corp.		4,463	167,362
Woodward, Inc.		1,741	117,657
Zayo Group Holdings, Inc.(a)		3,869	119,552
			5,684,967
TOTAL COMMON STOCKS (Cost $5,309,128)			6,068,828
TOTAL INVESTMENTS
(Cost $5,309,128)	95.8%		6,068,828
NET OTHER ASSETS (LIABILITIES)	4.2%		268,725
NET ASSETS	100.0%		$6,337,553

(a)	Non-income producing security.

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM US SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

At June 30, 2017 the industry sectors for the JOHCM US Small Mid Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	11.9%
Consumer Staples	4.0
Energy	3.3
Financials	18.0
Health Care	13.1
Industrials	15.3
Information Technology	17.6
Materials	4.5
Real Estate	4.2
Telecommunication Services	3.9
Total	95.8%

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). Effective March 31, 2017 the Trust was converted to a Delaware statutory trust. As an investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”. The Trust commenced operations on December 20, 2011. The JOHCM Asia Ex-Japan Equity Fund, JOHCM Emerging Markets Opportunities Fund, JOHCM Emerging Markets Small Mid Cap Equity Fund, JOHCM Global Equity Fund, JOHCM International Opportunities Fund, JOHCM International Select Fund, JOHCM International Small Cap Equity Fund, and JOHCM US Small Mid Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds” or the “JOHCM Funds”) are each a diversified fund and series of the Trust. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. These financial statements and notes only relate to the JOHCM Funds.

Each JOHCM Fund, except for JOHCM Emerging Markets Small Mid Cap Equity Fund, JOHCM International Select Fund and JOHCM US Small Mid Cap Equity Fund, is authorized to issue three classes of shares: Class I Shares, Class II Shares, and Institutional Shares. The JOHCM International Select Fund is authorized to issue Class I Shares and Class II Shares. The JOHCM Emerging Markets Small Mid Cap Equity Fund and JOHCM US Small Mid Cap Equity Fund are authorized to issue four classes of shares: Class I Shares, Class II Shares, Class III Shares, and Institutional Shares. Each class is distinguished by the class-specific distribution (rule 12b-1) fees incurred. As of June 30, 2017, the following classes were in operation:

Fund	Commencement Date	Investment Objective
JOHCM Asia Ex-Japan Equity Fund (“Asia Ex-Japan Fund”)	Class I Shares: June 26, 2014 Class II Shares: June 26, 2014 Institutional Shares: March 28, 2014	to seek long-term capital appreciation
JOHCM Emerging Markets Opportunities Fund (“Emerging Markets Fund”)	Class I Shares: November 21, 2012 Class II Shares: December18, 2013 Institutional Shares: November 21, 2012	to seek long-term capital appreciation
JOHCM Emerging Markets Small Mid Cap Equity Fund (“Emerging Markets Small Mid Cap Fund”)	Class I Shares: January 28, 2016 Institutional Shares: December 17, 2014	to seek long-term capital appreciation
JOHCM Global Equity Fund (“Global Equity Fund”)	Class I Shares: March 22, 2013 Institutional Shares: March 22, 2013	to seek long-term capital appreciation
JOHCM International Opportunities Fund (“International Opportunities Fund”)	Institutional Shares: September 29, 2016	to seek long-term total return by investing in a concentrated portfolio of international equity securities
JOHCM International Select Fund (“International Select Fund”)	Class I Shares: July 29, 2009 Class II Shares: March 31, 2010	to seek long-term capital appreciation
JOHCM International Small Cap Equity Fund (“International Small Cap Fund”)	Class I Shares: January 2, 2014 Class II Shares: November 18, 2013 Institutional Shares: October 1, 2013	to seek long-term capital appreciation
JOHCM US Small Mid Cap Equity Fund (“US Small Mid Cap Fund”)	Class I: October 31, 2014 Institutional Shares: October 31, 2014	to seek long-term capital appreciation

Prior to November 18, 2013, the Emerging Markets Fund, Global Equity Fund, and International Select Fund, operated as the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, and JOHCM International Select Fund (the “Predecessor Funds” or “Scotia Funds”), each a separate series of Scotia Institutional Funds. The predecessor JOHCM International Select Fund was authorized to issue two classes of shares: Class I Shares and Class II Shares. The predecessor JOHCM Emerging Markets Opportunities Fund and JOHCM Global Equity Fund were authorized to issue three classes of shares: Institutional Shares, Class I Shares and Class II Shares. Each class was distinguished by the class specific shareholder servicing fees incurred. On November 18, 2013, the Scotia Funds were reorganized into their respective JOHCM Fund, pursuant to a Plan of Reorganization approved by the Predecessor Funds’ Board of Trustees on August 1, 2013 (the “Reorganization”). At the time of Reorganization, each Scotia Fund transferred all of its assets to the corresponding JOHCM Fund in exchange for shares of the corresponding JOHCM Fund and the JOHCM Fund’s assumption of all the liabilities of the Scotia Fund. Upon closing of the Reorganization, holders of each Predecessor

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

Fund’s Institutional Shares, Class I Shares and Class II Shares received shares of the corresponding JOHCM Fund. The Reorganization was tax-free.

Prior to the Reorganization, the Emerging Markets Fund, Global Equity Fund, and International Select Fund had no net assets or operations in the Trust. The cost basis of the investments transferred from each Predecessor Fund was carried forward to the corresponding JOHCM Fund for accounting and tax purposes.

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties of the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

A.     Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

● Level 1 — quoted prices in active markets for identical assets

● Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Funds’ Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value are

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing each Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Asia Ex-Japan Fund
Common Stocks(1)	$289,869,891	$-	$-	$289,869,891
Total Investments	$289,869,891	$-	$-	$289,869,891
Emerging Markets Fund
Common Stocks(1)	$293,912,395	$-	$-	$293,912,395
Equity-Linked Securities(1)	-	3,968,013	-	3,968,013
Preferred Stocks(1)	4,883,114	-	-	4,883,114
Total Investments	$298,795,509	$3,968,013	$-	$302,763,522
Emerging Markets Small Mid Cap Fund
Common Stocks:
Hungary	$54,359	$94,301	$-	$148,660
Thailand	-	140,637	-	140,637
All Other Common Stocks(1)	5,929,593	-	-	5,929,593
Equity-Linked Securities(1)	-	640,351	-	640,351
Preferred Stocks(1)	61,596	-	-	61,596
Total Investments	$6,045,548	$875,289	$-	$6,920,837

(1)	See investment countries in the Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Global Equity Fund
Common Stocks(1)	$447,359,964	$-	$-	$447,359,964
Total Investments	$447,359,964	$-	$-	$447,359,964
International Opportunites Fund
Common Stocks(1)	$1,717,431	$-	$-	$1,717,431
Total Investments	$1,717,431	$-	$-	$1,717,431
International Select Fund
Common Stocks(1)	$5,043,754,188	$-	$-	$5,043,754,188
Preferred Stocks(1)	105,485,495	-	-	105,485,495
Total Investments	$5,149,239,683	$-	$-	$5,149,239,683
International Small Cap Fund
Common Stocks:
Thailand	$520,188	$3,152,731	$-	$3,672,919
All Other Common Stocks(1)	201,603,934	-	-	201,603,934
Preferred Stocks(1)	2,570,541	-	-	2,570,541
Total Investments	$204,694,663	$3,152,731	$-	$207,847,394
US Small Mid Cap Fund
Common Stocks(1)	$6,068,828	$-	$-	$6,068,828
Total Investments	$6,068,828	$-	$-	$6,068,828
(1)	See investment countries in the Schedule of Investments

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the quarter ended June 30, 2017 for the US Small Mid Cap Fund. The Asia Ex-Japan Fund, Emerging Markets Fund, Emerging Markets Small Mid Cap Fund, Global Equity Fund, International Opportunities Fund, International Select Fund, and International Small Cap Fund had transfers as follows:

Fund	Transfers from Level 2 to Level 1	Reason
Asia Ex-Japan Fund
Common Stocks
China	$52,274,930	Foreign equity securities were valued at unadjusted quoted market prices.
Hong Kong	32,466,899	Foreign equity securities were valued at unadjusted quoted market prices.
India	38,772,229	Foreign equity securities were valued at unadjusted quoted market prices.
Indonesia	25,943,056	Foreign equity securities were valued at unadjusted quoted market prices.
South Korea	9,083,020	Foreign equity securities were valued at unadjusted quoted market prices.
Taiwan	53,513,712	Foreign equity securities were valued at unadjusted quoted market prices.
Thailand	8,484,567	Foreign equity securities were valued at unadjusted quoted market prices.
Emerging Markets Fund
Common Stocks
China	$24,565,188	Foreign equity securities were valued at unadjusted quoted market prices.
Hong Kong	17,305,013	Foreign equity securities were valued at unadjusted quoted market prices.
India	30,101,524	Foreign equity securities were valued at unadjusted quoted market prices.
Jersey	8,342,461	Foreign equity securities were valued at unadjusted quoted market prices.
Poland	2,477,825	Foreign equity securities were valued at unadjusted quoted market prices.
Russia	3,896,235	Foreign equity securities were valued at unadjusted quoted market prices.
South Africa	19,910,041	Foreign equity securities were valued at unadjusted quoted market prices.
South Korea	60,932,327	Foreign equity securities were valued at unadjusted quoted market prices.
Taiwan	35,724,934	Foreign equity securities were valued at unadjusted quoted market prices.
Preferred Stocks
South Korea	4,883,114	Foreign equity securities were valued at unadjusted quoted market prices.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

Fund	Transfers from Level 2 to Level 1	Reason
Emerging Markets Small Mid Cap Fund
Common Stocks
China	$321,655	Foreign equity securities were valued at unadjusted quoted market prices.
Czech Republic	24,431	Foreign equity securities were valued at unadjusted quoted market prices.
Greece	85,195	Foreign equity securities were valued at unadjusted quoted market prices.
Hong Kong	176,175	Foreign equity securities were valued at unadjusted quoted market prices.
Hungary	54,359	Foreign equity securities were valued at unadjusted quoted market prices.
Indonesia	96,478	Foreign equity securities were valued at unadjusted quoted market prices.
South Korea	311,857	Foreign equity securities were valued at unadjusted quoted market prices.
Taiwan	451,059	Foreign equity securities were valued at unadjusted quoted market prices.
United Arab Emirates	32,230	Foreign equity securities were valued at unadjusted quoted market prices.
Global Equity Fund
Common Stocks
Australia	$18,707,646	Foreign equity securities were valued at unadjusted quoted market prices.
Denmark	10,436,990	Foreign equity securities were valued at unadjusted quoted market prices.
France	9,633,036	Foreign equity securities were valued at unadjusted quoted market prices.
Germany	29,379,327	Foreign equity securities were valued at unadjusted quoted market prices.
Hong Kong	9,767,027	Foreign equity securities were valued at unadjusted quoted market prices.
South Korea	18,390,693	Foreign equity securities were valued at unadjusted quoted market prices.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

Fund	Transfers from Level 2 to Level 1	Reason
International Opportunites Fund
Common Stocks
Finland	$31,149	Foreign equity securities were valued at unadjusted quoted market prices.
France	144,474	Foreign equity securities were valued at unadjusted quoted market prices.
Germany	31,335	Foreign equity securities were valued at unadjusted quoted market prices.
Hong Kong	47,445	Foreign equity securities were valued at unadjusted quoted market prices.
Italy	104,426	Foreign equity securities were valued at unadjusted quoted market prices.
Japan	344,487	Foreign equity securities were valued at unadjusted quoted market prices.
Portugal	72,850	Foreign equity securities were valued at unadjusted quoted market prices.
Switzerland	116,511	Foreign equity securities were valued at unadjusted quoted market prices.
United Kingdom	150,325	Foreign equity securities were valued at unadjusted quoted market prices.
International Select Fund
Common Stocks
Denmark	243,390,403	Foreign equity securities were valued at unadjusted quoted market prices.
France	233,182,143	Foreign equity securities were valued at unadjusted quoted market prices.
Germany	465,300,661	Foreign equity securities were valued at unadjusted quoted market prices.
Hong Kong	108,408,533	Foreign equity securities were valued at unadjusted quoted market prices.
Japan	1,037,602,120	Foreign equity securities were valued at unadjusted quoted market prices.
Netherlands	240,485,604	Foreign equity securities were valued at unadjusted quoted market prices.
Norway	96,483,070	Foreign equity securities were valued at unadjusted quoted market prices.
Spain	124,683,265	Foreign equity securities were valued at unadjusted quoted market prices.
Sweden	101,840,512	Foreign equity securities were valued at unadjusted quoted market prices.
Switzerland	111,636,851	Foreign equity securities were valued at unadjusted quoted market prices.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

Fund	Transfers from Level 2 to Level 1	Reason
International Small Cap Fund
Common Stocks
China	5,848,338	Foreign equity securities were valued at unadjusted quoted market prices.
Finland	3,304,688	Foreign equity securities were valued at unadjusted quoted market prices.
France	6,610,183	Foreign equity securities were valued at unadjusted quoted market prices.
Germany	9,351,158	Foreign equity securities were valued at unadjusted quoted market prices.
Hong Kong	20,397,546	Foreign equity securities were valued at unadjusted quoted market prices.
Ireland	2,728,999	Foreign equity securities were valued at unadjusted quoted market prices.
Japan	30,901,711	Foreign equity securities were valued at unadjusted quoted market prices.
Norway	3,060,385	Foreign equity securities were valued at unadjusted quoted market prices.
South Korea	7,673,576	Foreign equity securities were valued at unadjusted quoted market prices.
Sweden	11,892,062	Foreign equity securities were valued at unadjusted quoted market prices.
Switzerland	6,164,723	Foreign equity securities were valued at unadjusted quoted market prices.
Taiwan	9,574,564	Foreign equity securities were valued at unadjusted quoted market prices.
United Kingdom	11,375,653	Foreign equity securities were valued at unadjusted quoted market prices.
Preferred Stocks
Germany	2,570,541	Foreign equity securities were valued at unadjusted quoted market prices.

EQUITY-LINKED SECURITIES

The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

At June 30, 2017, the Funds held equity-linked securities issued by counterparties as follows:

Fund	Counterparty	Fair Value	% of Net Assets
Emerging Markets Fund	Merrill Lynch Intl. & Co.	$3,968,013	1.3%
Emerging Markets Small Mid Cap Fund	CLSA Global Markets Pte Ltd.	455,927	6.6%
Emerging Markets Small Mid Cap Fund	Merrill Lynch Intl. & Co.	141,023	2.0%
Emerging Markets Small Mid Cap Fund	Deutsche Bank A.G. London	43,401	0.6%

CURRENCY TRANSACTIONS

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Funds’ securities and the price of the Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as security markets.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

FEDERAL INCOME TAX INFORMATION

As of June 30, 2017, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Tax Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asia-Ex Japan Fund	$244,444,352	$54,510,868	$(9,085,329)	$45,425,539
Emerging Markets Fund	272,277,910	39,047,403	(8,561,791)	30,485,612
Emerging Markets Small Mid Cap Fund	5,997,442	1,031,403	(108,008)	923,395
Global Equity Fund	386,936,292	67,439,817	(7,016,145)	60,423,672
International Opportunities Fund	1,609,799	132,525	(24,893)	107,632
International Select Fund	4,526,853,074	680,648,832	(58,262,223)	622,386,609
International Small Cap Fund	179,580,854	32,997,195	(4,730,655)	28,266,540
US Small Mid Cap Fund	5,303,677	968,834	(203,683)	765,151

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
MORTGAGE-BACKED SECURITIES	111.2%
PRIVATE(b)	58.0%
Home Equity	58.0%
Alternative Loan Trust Series 2004-12CB
5.50%, 7/25/34		$5,495,576	$5,612,269

Bella Vista Mortgage Trust Series 2004-1(1)
1.91%, 11/20/34		650,540	595,918

Chase Funding Trust Series 2003-3(1)
1.76%, 4/25/33		280,355	257,012

Credit-Based Asset Servicing & Securitization LLC Series 2007-CB4(1)
1.40%, 4/25/37		5,600,000	2,292,399

CWHEQ Home Equity Loan Trust Series 2006-S2
5.84%, 7/25/27		682,935	803,387

Home Equity Mortgage Trust Series 2005-3(1)
2.30%, 11/25/35		991,836	967,471

Invitation Homes Trust Series 2014-SFR3(1)(a)
6.21%, 12/17/31		392,587	394,433

JP Morgan Mortgage Acquisition Corp. Series 2006-WMC1(1)
1.56%, 3/25/36		4,538,217	603,288

Lehman Mortgage Trust Series 2008-4(1)
1.60%, 1/25/37		726,263	374,515

Merrill Lynch Mortgage Investors Trust Series 2006-MLN1(1)
1.48%, 7/25/37		4,703,269	2,778,094

Morgan Stanley ABS Capital I, Inc. Series 2002-HE3(1)
2.30%, 3/25/33		50,618	48,126

See notes to Schedule of Investments.

 1

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1
5.82%, 3/25/47		$1,079,661	$1,073,443

Saxon Asset Securities Trust Series 2003-1
4.03%, 6/25/33		227,612	230,002

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2(1)
1.57%, 1/25/45		313,390	305,370

			16,335,727
U.S. GOVERNMENT AGENCIES	53.2%
Fannie Mae Pool TBA
3.00%, 7/17/47		15,000,000	14,979,780

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $30,359,286)			31,315,507

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS(b)	41.9%
Northern Institutional
Treasury Portfolio, 0.87%		11,782,450	$11,782,450

TOTAL SHORT-TERM INVESTMENTS
(Cost $11,782,450)			11,782,450
TOTAL INVESTMENTS
(Cost $42,141,736)	153.1%		43,097,957
NET OTHER ASSETS (LIABILITIES)	(53.1)%		(14,946,587)
NET ASSETS	100.0%		$28,151,370

(1)	Floating rate security. The rate presented is the rate in effect at June 30, 2017.

(a)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

See notes to Schedule of Investments.

 2

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS

June 30, 2017 (Unaudited)

(b)	All or a portion of these securities are designated as collateral for the TBA security at June 30, 2017.

See notes to Schedule of Investments.

 3

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). Effective March 31, 2017 the Trust was converted to a Delaware statutory trust. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The River Canyon Total Return Bond Fund (the “River Canyon Total Return Bond Fund” or the “Fund”) is a series of the Trust, and the Fund’s Institutional Shares class commenced operations on December 30, 2014. Prior to April 6, 2015 shares of the Fund were not registered under the Securities Act of 1933, as amended (the “1933 Act”). Investments in the Fund were made only by individuals or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act, and shares were issued solely in private placement transactions that did not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Effective April 6, 2015 the Fund became publicly available for investment.

The investment objective of the River Canyon Total Return Bond Fund is to seek to maximize total return.

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties of the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

● Level 1 —quoted prices in active markets for identical assets

● Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated.

4

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2017 in valuing the Fund’s investments based upon the three fair value levels defined above:

Portfolio	Level 1- Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
River Canyon Total Return
Bond Fund
Mortgage-Backed Securities (1)	$-	$31,315,507	$-	$31,315,507
Short-Term Investments	11,782,450	-	-	11,782,450
Total Investments	$11,782,450	$31,315,507	$-	$43,097,957

(1) See additional categories in the Schedule of Investments.

As of June 30, 2017, there were no Level 3 securities held by the Fund. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2017.

5

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2017 (Unaudited)

FEDERAL INCOME TAX INFORMATION

As of June 30, 2017, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
River Canyon	$42,141,736	$1,214,008	$(257,787)	$956,221
Total Return Bond Fund

FORWARD COMMITMENTS

The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transaction”) consistent with the Fund’s ability to manage its investment portfolio. No interest will be earned by the Fund on such purchases until the securities are delivered, however the market value may change prior to delivery. When the Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment.

The Fund may enter into TBA sale commitments to help manage portfolio duration, hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

6

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that the disclosure controls and procedures are adequately designed and are operating effectively to reasonably ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisers Investment Trust

By (Signature and Title)	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date: August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Barbara J. Nelligan
Barbara J. Nelligan, President and Principal Executive Officer

Date: August 28, 2017

By (Signature and Title)	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date: August 28, 2017